Attachment to N-CEN Item G.1.b.ii.

On or about January 10, 2024, the Registrant completed the issuance and sale, in private placements, of $25 million aggregate principal amount 5.79% Series VV Senior Unsecured Notes due January 10, 2034.

On or about May 20, 2024, the Registrant completed the issuance and sale, in private placements, of: (i) $35 million aggregate principal amount 5.65% Series WW Senior Unsecured Notes due May 22, 2031; and (ii) $40 million aggregate principal amount 5.79% Series XX Senior Unsecured Notes due May 22, 2034.

On or about September 18, 2024, the Registrant completed the issuance and sale, in private placements, of: (i) $30 million aggregate principal amount 5.19% Series YY Senior Unsecured Notes due September 18, 2031; (ii) $40 million aggregate principal amount 5.45% Series ZZ Senior Unsecured Notes due September 18, 2036; and (iii) $30 million aggregate liquidation preference of Series X Mandatory Redeemable Preferred Shares with a term redemption date of September 18, 2029, liquidation preference $25.00 per share and a dividend rate equal to 5.49% per annum.